UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Nancy J Andervich
Title:              Vice President & Manager Personal Trust Services
Phone:              620-694-2262
Signature,          Place,              and Date of Signing:
Nancy J Andervich   Hutchinson, KS      August 9, 2010
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT
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                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: $105,609


List of Other Included Managers:

No.  13F FILE NUMBER               NAME
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
FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/ SH/ PUT/  INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL  DSCRETN MANAGERS SOLE     SHARED NONE
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AT&T Inc                                  COM            00206R102      201   8,297 SH        DEFINED             8,297
Bank of America Corp                      COM            060505104      453  31,502 SH        DEFINED            31,502
Barrick Gold Corp                         COM            067901108      242   5,330 SH        DEFINED             5,330
Commerce Bancshares Inc                   COM            200525103      269   7,461 SH        DEFINED             7,461
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407    1,589  54,551 SH        DEFINED            54,551
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308    5,503 215,820 SH        DEFINED           215,820
Disney Walt Co                            COM DISNEY     254687106      207   6,576 SH        DEFINED             6,576
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506    5,136 103,381 SH        DEFINED           103,381
Exxon Mobil Corp                          COM            30231G102      906  15,879 SH        DEFINED            15,879
Financial Select Sector SPDR              SBI INT-FINL   81369Y605    4,074 295,029 SH        DEFINED           295,029
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209    5,573 197,625 SH        DEFINED           197,625
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704    4,876 177,748 SH        DEFINED           177,748
iShares Invest Grade Corp Bond            IBOXX INV CPBD 464287242   14,524 133,910 SH        DEFINED           133,910
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465   13,661 293,727 SH        DEFINED           292,507        1220
iShares S&P 500 Index Fund                S&P 500 INDEX  464287200   11,970 115,698 SH        DEFINED           114,795         903
iShares Tr S&P Midcap 400 Index Fund      S&P MIDCAP 400 464287507    5,098  71,678 SH        DEFINED            71,155         523
iShares Tr S&P Small Cap 600 Index Fund   S&P SMLCAP 600 464287804    5,090  94,008 SH        DEFINED            93,323         685
Johnson & Johnson                         COM            478160104      220   3,725 SH        DEFINED             3,725
Kroger (The) Co                           COM            501044101    7,955 404,019 SH        DEFINED           404,019
Materials Select Sector SPDR              SBI MATERIALS  81369Y100    1,314  46,313 SH        DEFINED            46,313
McDonalds Corp                            COM            580135101      272   4,135 SH        DEFINED             4,135
Technology Select Sector SPDR             SBI INT-TECH   81369Y803    7,722 378,511 SH        DEFINED           378,511
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886    1,347  47,660 SH        DEFINED            47,660
Vangard REIT ETF                          REIT ETF       922908553      371   7,980 SH        DEFINED             7,980
Vanguard Emerging Markets ETF             EMR MKT ETF    922042858    6,259 164,767 SH        DEFINED           163,739        1028
Wal-Mart Stores Inc                       COM            931142103      522  10,869 SH        DEFINED            10,869
Wells Fargo & Co New                      COM            949746101      255   9,963 SH        DEFINED             9,963
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